INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - gross carrying amounts (Details) - USD ($)	9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Property, plant and equipment
As of the beginning of period	$ 67,853,835
Additions from business combination		$ 13,100,572
As of the end of period	74,563,591
Capitalized financial costs	100,809	59,604
Office equipment
Property, plant and equipment
As of the beginning of period	263,892
As of the end of period	267,480
Vehicles
Property, plant and equipment
As of the beginning of period	2,032,853
As of the end of period	1,989,973
Equipment and computer software
Property, plant and equipment
As of the beginning of period	174,399
Additions from business combination		12,469
As of the end of period	171,674
Fixture and fittings
Property, plant and equipment
As of the beginning of period	2,862,949
Additions from business combination		5,379
As of the end of period	2,279,558
Machinery and equipment
Property, plant and equipment
As of the beginning of period	14,463,756
Additions from business combination		7,047,496
As of the end of period	13,106,958
Land and buildings
Property, plant and equipment
As of the beginning of period	36,144,792
Additions from business combination		4,750,136
As of the end of period	38,673,141
Buildings in progress
Property, plant and equipment
As of the beginning of period	11,911,194
Additions from business combination		1,285,092
As of the end of period	18,074,807
Gross carrying amount
Property, plant and equipment
As of the beginning of period	93,634,779	71,521,454
Additions	10,977,421	7,259,945
Disposals	(180,619)	(148,305)
Foreign currency translation	(438,328)	97,772
As of the end of period	103,993,253	91,831,438
Gross carrying amount | Office equipment
Property, plant and equipment
As of the beginning of period	968,088	908,004
Additions	56,301	32,165
Foreign currency translation	(2,938)	3,068
As of the end of period	1,021,451	943,237
Gross carrying amount | Vehicles
Property, plant and equipment
As of the beginning of period	5,492,319	5,261,979
Additions	588,368	263,773
Disposals	(63,744)	(59,744)
Foreign currency translation	(83,135)	2,180
As of the end of period	5,933,808	5,468,188
Gross carrying amount | Equipment and computer software
Property, plant and equipment
As of the beginning of period	974,509	925,349
Additions	152,174	72,436
Disposals	(1,664)	(61,603)
Foreign currency translation	(7,568)	3,614
As of the end of period	1,117,451	952,265
Gross carrying amount | Fixture and fittings
Property, plant and equipment
As of the beginning of period	7,663,899	7,606,389
Additions	11,085	47,224
Foreign currency translation	(4,060)	1,482
As of the end of period	7,670,924	7,660,474
Gross carrying amount | Machinery and equipment
Property, plant and equipment
As of the beginning of period	23,513,047	13,017,830
Additions	572,889	1,547,046
Disposals	(115,211)	(26,958)
Foreign currency translation	(76,764)	2,243
As of the end of period	23,893,961	21,587,657
Gross carrying amount | Land and buildings
Property, plant and equipment
As of the beginning of period	43,111,723	40,659,129
Additions	3,228,807
Foreign currency translation	(59,679)	23,936
As of the end of period	46,280,851	45,433,201
Gross carrying amount | Buildings in progress
Property, plant and equipment
As of the beginning of period	11,911,194	3,142,774
Additions	6,367,797	5,297,301
Foreign currency translation	(204,184)	61,249
As of the end of period	$ 18,074,807	$ 9,786,416